8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Details
Fair Value of Options, Risk-free Interest Rate	1.25%	1.25%
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Volatility	175.27%	166.63%
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%